Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005506 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005506 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005506 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005506 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005506 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005506 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005506 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005506 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005506 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005506 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005506 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005506 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005506 | Processors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005506 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005506 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005506 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005506 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005506 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005506 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005506 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000005507 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005507 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005507 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005507 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005507 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005507 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005507 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005507 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005507 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005507 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005507 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005507 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005507 | Processors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005507 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005507 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005507 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005507 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005507 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005507 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005507 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000169947 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169947 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169947 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169947 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169947 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169947 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169947 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169947 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169947 | Oracle
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169947 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169947 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000169947 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000169947 | Processors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169947 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169947 | Collaboration and Productivity Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169947 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169947 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169947 | Security Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169947 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169947 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	22.40%